FAIR VALUE OF VC WARRANTS USING BLACK SCHOLES MODEL WITH WEIGHTED AVERAGE ASSUMPTIONS (Details)	Sep. 30, 2015 $ / shares
FAIR VALUE OF VC WARRANTS USING BLACK SCHOLES MODEL WITH WEIGHTED AVERAGE ASSUMPTIONS
Risk free interest rate	1.01%
Term in years	3
Expected stock volatility	118.04%
Expected dividend rate	0.00%
Common stock price	$ 0.11